Construction contract revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Construction Contract Revenues [Line Items]
Construction contract revenue	$ 0	$ 51,868	$ 51,062
Construction contract expenses	0	(38,570)	(43,958)
Recognized contract margin	$ 0	$ 13,298	$ 7,104